CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE NOTES
CONVERTIBLE NOTES

14.               CONVERTIBLE NOTES

	At December 31,
	2010	2011
2012 Convertible Notes
—Principal amount	$3.8	$3.8
—Unamortized debt discount	—	—
2013 Convertible Notes
—Principal amount	575.0	575.0
—Unamortized debt discount	(76.9)	(43.4)
IFC Convertible Loan
—Principal amount	50.0	50.0
—Unamortized debt discount	(0.8)	(0.7)
Others
—Principal amount	0.5	—
—Unamortized debt discount	—	—
Total	$551.6	$584.7

Description of the 2012 Convertible Notes

In February 2007, the Company issued, in a private placement, $425 million aggregate principal amount of Convertible Senior Notes due February 15, 2012, with an interest rate of 0.25% (“2012 Notes”). Each $1,000 principal amount of the 2012 Notes is initially convertible into 20.5074 American Depository Shares (“ADS”), par value $0.01 per share, at a conversion price of $48.76, subject to adjustment. On the issuance date, February 12, 2007, the initial purchasers exercised their over-allotment option to purchase an additional $75 million of the 2012 Notes, solely to cover over-allotments.  The holders have the right to require the Company to repurchase all or a portion of their notes at a price equal to 100% of the principal amount, plus accrued and unpaid interest and liquidated damages, if any, to the repurchase date. The Company has the right to redeem the 2012 Notes in whole or in part, at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest.

The Company calculated the value of the liability component of its 2012 Notes and the 2013 Notes described below at initial recognition using the discount rate adjustment present value technique, which is a form of the income approach. This amount was then deducted from the initial proceeds to arrive at the value of the equity component. The discount rates used in this income approach were the interest rates of similar liabilities that do not have an associated equity component. The Company estimated the interest rates for the 2012 Notes using a benchmark of a basket of comparable companies with publicly traded debt or an index of companies with a similar credit rating. For the 2013 Notes, in addition to the interest rates of comparable companies, the Company also referred to its own 2012 Notes. The estimated interest rates for the 2012 Notes and the 2013 Notes were 8.28% per annum and 9.88% per annum, respectively.

The equity component for the 2012 Notes amounted to $92.0 million. The discount on the liability component is amortized through interest expense from February 2007 to the first put date, or January 2011, using the effective interest method. Amortization of the discount on the liability component amounted to $20.0 million, $1.5 million and nil for the years ended December 31, 2009, 2010 and 2011, respectively.

In 2008 and 2009, the Company repurchased $93.8 million and $181.2 million aggregate principal amount of 2012 Notes for total cash consideration of $61.0 million and $159.6 million, respectively. In 2010, the Company repurchased $221.2 million aggregate principal amount of 2012 Notes at par value. Deferred offering expenses of $8.4 million, $12.2 million and $1.5 million were written off along with the repurchases for the years ended December 31, 2008, 2009 and 2010, respectively. The Company recorded $23.8 million and $9.5 million gain in other income for 2008 and 2009 repurchses, respectively. As of December 31, 2011 there were $3.8 million outstanding principal amount of 2012 Notes.

Description of the 2013 Convertible Notes

In March 2008, the Company issued, in another private placement, $500 million aggregate principal amount of Convertible Senior Notes due March 15, 2013, with an interest rate of 3.0% (“2013 Notes”). Each $1,000 principal amount of the 2013 Notes will be convertible into 24.3153 American Depository Shares, or ADSs, par value $.01 per share, at a conversion price of $41.13 per ADS only under the following circumstances: (1) if the closing price of the Company’s ADSs reaches specified thresholds, (2) if the trading price of the notes falls below specified thresholds, (3) if specified corporate transactions occur or (4) during specified periods, except that in lieu of delivering the Company’s ADSs upon conversion, the Company may elect to deliver cash or a combination of cash and the Company’s ADSs. On the issuance date, March 12, 2008, the initial purchasers exercised their over-allotment option to purchase an additional $75 million of the 2013 Notes, solely to cover over-allotments.

The 2013 Notes are senior unsecured obligations and rank equally with all of the Company’s existing and future senior unsecured indebtedness. The 2013 notes are effectively subordinated to all of the Company’s existing and future secured indebtedness and all existing and future liabilities of the Company’s subsidiaries, including trade payables. Interest is payable semi-annually in arrears on March 15 and September 15 of each year, beginning on September 15, 2008.

The equity component for the 2013 Notes amounted to $140.7 million and is being amortized through interest expense from March 2008 to the maturity date, or February 2013, using the effective interest method. Amortization of the discount on the liability component amounted to $27.5 million, $30.4 million and $33.5 million during the years ended December 31, 2009, 2010 and 2011, respectively.

Description of the IFC Convertible Notes

In June 2009, the Company entered into a $50 million convertible loan arrangement with International Financial Corporation (“IFC”), a member of the World Bank Group, to support the Company’s transition to the high efficiency Pluto technology and debt refinancing requirements. The convertible loan has a fixed rate coupon of 5.0% per annum payable on June 15 and December 15 in each year. If not converted, the loan will be repayable in full seven years after the date of drawdown (“Maturity Date”), which was July 2009. The conversion price of the loan is $18.00 per ADS (“Conversion Rate”). IFC may, at its option, convert the loan in whole or in part, at any time prior to the Maturity Date, into ADSs at the Conversion Rate.